Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 21, 2019	Dec. 31, 2018	Sep. 30, 2020
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) [Line Items]
Warrant exercisable term			5 years
Exercise price per warrant (in Dollars per share)		$ 0.008	$ 11.5
Estimated fair value of warrants	$ 16,983,200
Estimated fair value of the derivative warrant liability		$ 15,709,460
Changes in fair value of the derivative warrant liability		1,273,740
Fair value gain		$ 1,273,740
Basic and diluted earnings per share (in Dollars per share)		$ 0.01
Profit (loss)	17,159,113	$ (75,284,923)		$ 16,060,652
Generated positive cash flows	36,800,000
Cash and bank balances	$ 47,900,000
Boands bearing interest percentage		8.50%
Discount rate inflation long-term risk-free rate percentage		3.24%
Operating lease commitments, description	The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum. Rental payments commence from the beginning of the eighteenth month of the lease inception date.
Going Concern [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) [Line Items]
Profit (loss)	$ 17,100,000
BPGIC FZE [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) [Line Items]
Bonds issued					$ 200,000,000
Private investors with a face value					$ 1
Issue price per share (in Dollars per share)					$ 0.95